Commitments and Contingencies - Clinical support agreements (Details)				1 Months Ended		12 Months Ended
	Jun. 05, 2018 USD ($)	Feb. 09, 2018 USD ($)	Feb. 09, 2018 EUR (€)	Aug. 31, 2014 USD ($)	Aug. 31, 2014 EUR (€)	Dec. 31, 2019 USD ($) installment	Dec. 31, 2019 EUR (€) installment	Dec. 31, 2018 EUR (€)
Commitments and Contingencies
Contribution to support clinical development								€ 1,300,000
Research and development commitments							€ 19,472,000	8,114,000
Less than 1 year
Commitments and Contingencies
Research and development commitments							10,234,000
EBRP and EBMRF
Commitments and Contingencies
Contribution to support clinical development								€ 1,301,000
Clinical support agreement | Cystic Fibrosis Foundation Therapeutics Inc
Commitments and Contingencies
Milestone payment on achievement of first commercial sale						$ 16,000,000	14,000,000
Number of milestone payment installments | $						3
Contribution to support clinical development				$ 3,000,000	€ 2,700,000
Milestone payment on achievement of net sales exceeding threshold limit						$ 3,000,000	2,700,000
Threshold sales for milestone payment						500,000,000	445,000,000
Milestone payment on transfer, sells or licenses other than for clinical or development purposes						$ 6,000,000	€ 5,000,000
Period after first commercial sale for payment of first installment						90 days	90 days
Clinical support agreement | Foundation Fighting Blindness
Commitments and Contingencies
Milestone payment on achievement of first commercial sale						$ 37,500,000	€ 33,400,000
Number of milestone payment installments | installment						4	4
Milestone payment on transfer, sells or licenses other than for clinical or development purposes						$ 15,000,000	€ 13,400,000
Period after first commercial sale for payment of first installment						60 days	60 days
Clinical support agreement | EBRP and EBMRF
Commitments and Contingencies
Contribution to support clinical development | $	$ 5,000,000
Minimum
Commitments and Contingencies
Research And Commitments Period						1 year	1 year
Maximum
Commitments and Contingencies
Research And Commitments Period						5 years	5 years
Entering into partnership | Clinical support agreement | Foundation Fighting Blindness
Commitments and Contingencies
Contribution to support clinical development		$ 7,500,000	€ 6,700,000